Fees Summary	Jul. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,700,000,000
Previously Paid Amount	0
Total Fee Amount	413,370
Total Offset Amount	$ 87,191.1
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of this offering is $2,700,000,000.
Net Fee	$ 326,178.9
Narrative - Max Aggregate Offering Price	$ 2,700,000,000
Final Prospectus	true